Lease Commitment and Total Rental Expense	12 Months Ended
Dec. 31, 2011
Lease Commitment and Total Rental Expense

Note 14. Lease Commitment and Total Rental Expense

The Company has operating leases under noncancellable operating lease agreements for banking facilities and equipment. Future minimum rental payments due under the leases are as follows:

Years Ending December 31,	Amounts
2012	$233,208
2013	178,301
2014	80,376
2015	54,792
2016	54,792

$601,469

The total rental expense included in the income statements for the years ended December 31, 2011, 2010 and 2009 is $145,207, $191,717 and $181,148, respectively.